EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement filed with the Securities and Exchange Commission on November 17, 2011 (Accession No. 0001193125-11-315745), to the Prospectus dated March 30, 2011, for Legg Mason Strategic Real Return Fund, a series of Legg Mason Global Asset Management Trust.